UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2019

Date of reporting period: July 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® ASIA/PACIFIC DIVIDEND ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AUSTRALIA — 49.6%
Amcor Ltd./Australia	84,549	$947,206
AusNet Services	956,487	1,159,015
Australia & New Zealand Banking Group Ltd.	57,497	1,252,378
Bendigo & Adelaide Bank Ltd.	168,996	1,471,146
Commonwealth Bank of Australia	22,044	1,225,622
Fortescue Metals Group Ltd.	446,013	1,448,943
Harvey Norman Holdings Ltd.	470,256	1,241,038
Monadelphous Group Ltd.	73,332	803,551
National Australia Bank Ltd.	65,031	1,369,587
Suncorp Group Ltd.	114,142	1,270,252
Sydney Airport	234,774	1,233,934
Tabcorp Holdings Ltd.	323,180	1,121,977
Telstra Corp. Ltd.	602,838	1,272,745
Westpac Banking Corp.	60,271	1,319,969
Woodside Petroleum Ltd.	43,660	1,172,990

		18,310,353
HONG KONG — 28.4%
Giordano International Ltd.	3,556,000	2,016,554
Hang Seng Bank Ltd.	33,800	920,039
HK Electric Investments & HK Electric Investments Ltd.(a)	1,344,000	1,373,604
Kerry Properties Ltd.	184,000	932,058
New World Development Co. Ltd.	608,000	866,230
NWS Holdings Ltd.	573,000	1,035,426
PCCW Ltd.	2,672,000	1,559,517
Sino Land Co. Ltd.	484,000	831,425
VTech Holdings Ltd.	86,700	970,067

		10,504,920
JAPAN — 2.7%
Nissan Motor Co. Ltd.	104,000	980,632

Security	Shares	Value
NEW ZEALAND — 13.4%
SKY Network Television Ltd.	1,088,421	$2,008,102
SKYCITY Entertainment Group Ltd.	412,131	1,111,092
Spark New Zealand Ltd.	694,972	1,831,040

		4,950,234
SINGAPORE — 5.7%
Singapore Telecommunications Ltd.	470,400	1,109,222
StarHub Ltd.	800,082	1,010,902

		2,120,124

TOTAL COMMON STOCKS — 99.8% (Cost: $40,784,313)		36,866,263

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(b)(c)	6,995	6,995

TOTAL SHORT-TERM INVESTMENTS — 0.0% (Cost: $6,995)		6,995

TOTAL INVESTMENTS IN SECURITIES — 99.8%
(Cost: $40,791,308)		36,873,258
Other Assets, Less Liabilities — 0.2%		69,861

NET ASSETS — 100.0%		$36,943,119

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

1

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® ASIA/PACIFIC DIVIDEND ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	370,188	(370,188)	—	$—	$847	(a)	$73	$(37)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,356	1,639	6,995	6,995	133		—	—

				$6,995	$980		$73	$(37)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$36,866,263	$—	$—	$36,866,263
Money Market Funds	6,995	—	—	6,995

	$36,873,258	$—	$—	$36,873,258

2

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® EMERGING MARKETS DIVIDEND ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

BRAZIL — 6.0%
AES Tiete Energia SA, NVS	1,689,200	$4,550,518
CCR SA	1,012,800	2,838,908
EDP - Energias do Brasil SA	824,000	2,994,051
Engie Brasil Energia SA	432,600	4,305,675
Multiplus SA	701,600	5,173,311
Transmissora Alianca de Energia Eletrica SA, NVS	1,009,400	5,430,363

		25,292,826

CHINA — 9.0%
Agile Group Holdings Ltd.	1,212,000	1,862,679
Agricultural Bank of China Ltd., Class H	6,386,000	3,092,435
Bank of China Ltd., Class H	6,798,000	3,187,990
China Construction Bank Corp., Class H	3,090,000	2,799,730
China Power International Development Ltd.(a)	25,956,999	6,450,259
Guangzhou R&F Properties Co. Ltd., Class H	1,977,600	3,553,412
Industrial & Commercial Bank of China Ltd., Class H	3,708,000	2,745,389
Seaspan Corp.(a)	1,042,978	8,948,751
Shenzhen Investment Ltd.(a)	8,240,000	2,971,678
Zhejiang Expressway Co. Ltd., Class H	3,036,000	2,576,701

		38,189,024

CZECH REPUBLIC — 2.0%
CEZ AS	186,636	4,899,401
Komercni Banka AS	80,958	3,515,526

		8,414,927

GREECE — 1.2%
OPAP SA	439,604	4,909,555

INDIA — 0.6%
Oil & Natural Gas Corp. Ltd.	100	242
Reliance Industries Ltd., GDR, NVS(b)	70,452	2,409,458

		2,409,700

INDONESIA — 2.4%
Bank Pembangunan Daerah Jawa Timur Tbk PT	90,475,200	4,078,286
Indo Tambangraya Megah Tbk PT	3,069,400	6,061,107

		10,139,393

MALAYSIA — 4.8%
Berjaya Sports Toto Bhd(a)	8,137,013	4,724,071
British American Tobacco Malaysia Bhd	618,000	5,211,572
Malayan Banking Bhd	1,606,800	3,877,665
Sime Darby Bhd	7,848,600	4,865,553
Telekom Malaysia Bhd(a)	1,895,200	1,850,909

		20,529,770

MEXICO — 2.8%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	3,172,400	5,342,023
Nemak SAB de CV(b)	7,683,800	6,325,268

		11,667,291

PHILIPPINES — 1.7%
Globe Telecom Inc.	120,510	4,164,125
PLDT Inc.	124,630	3,137,752

		7,301,877

POLAND — 0.5%
Powszechny Zaklad Ubezpieczen SA	198,378	2,278,554

QATAR — 3.9%
Barwa Real Estate Co.	872,616	8,674,186
Doha Bank QPSC	75,840	529,795

Security	Shares	Value
United Development Co. QSC	1,900,559	$7,234,277

		16,438,258

RUSSIA — 15.3%
Alrosa PJSC	4,964,600	7,739,994
Federal Grid Co. Unified Energy System PJSC	2,004,450,000	5,473,910
MegaFon PJSC, GDR(c)	254,212	2,427,725
MMC Norilsk Nickel PJSC	22,454	3,915,933
Mobile TeleSystems PJSC, ADR, NVS	363,590	3,188,684
Moscow Exchange MICEX-RTS PJSC	2,667,700	4,403,592
Novolipetsk Steel PJSC, GDR, GDR	263,680	6,818,765
PhosAgro PJSC, GDR, NVS(c)	195,700	2,577,369
Rostelecom PJSC	5,156,820	5,809,919
Severstal PJSC	572,764	9,365,617
Tatneft PJSC	650,960	7,525,983
Unipro PJSC	123,188,000	5,334,412

		64,581,903

SOUTH AFRICA — 4.8%
Coronation Fund Managers Ltd.	624,386	2,836,699
Foschini Group Ltd. (The)	121,952	1,603,217
MTN Group Ltd.	397,168	3,471,761
RMB Holdings Ltd.	396,962	2,496,857
Telkom SA SOC Ltd.	1,351,360	5,198,590
Truworths International Ltd.	347,110	2,169,247
Woolworths Holdings Ltd./South Africa	633,450	2,474,076

		20,250,447

TAIWAN — 27.6%
Arcadyan Technology Corp.	2,834,000	6,767,015
Asia Cement Corp.	2,266,000	3,019,952
Asustek Computer Inc.	440,000	3,787,156
Casetek Holdings Ltd.	1,030,660	2,393,674
Chong Hong Construction Co. Ltd.	1,648,000	5,000,954
Chunghwa Telecom Co. Ltd.	824,000	2,853,074
Far EasTone Telecommunications Co. Ltd.	1,442,000	3,419,651
Farglory Land Development Co. Ltd.	7,416,263	7,570,334
Highwealth Construction Corp.	4,944,500	7,639,474
Huaku Development Co. Ltd.	2,085,000	4,454,139
Inventec Corp.	5,768,475	4,607,017
Makalot Industrial Co. Ltd.	739,829	3,286,625
Merry Electronics Co. Ltd.	1,034,000	5,505,390
Mitac Holdings Corp.	4,944,000	5,474,672
Novatek Microelectronics Corp.	810,000	3,915,855
President Chain Store Corp.	581,000	6,386,179
Radiant Opto-Electronics Corp.	1,366,000	2,882,459
Simplo Technology Co. Ltd.	659,600	3,824,361
Sitronix Technology Corp.	1,744,000	5,480,264
Supreme Electronics Co. Ltd.	6,180,000	6,974,554
Systex Corp.	2,884,000	5,868,988
Taiwan Cement Corp.	2,485,200	3,194,376
Taiwan Mobile Co. Ltd.	824,000	2,839,616
TSRC Corp.	2,060,925	2,154,230
Wistron NeWeb Corp.	1,071,633	2,667,356
WPG Holdings Ltd.	3,296,000	4,570,301

		116,537,666
THAILAND — 8.6%
Advanced Info Service PCL, NVDR	391,400	2,376,399
Charoen Pokphand Foods PCL, NVDR	3,131,200	2,564,629
Glow Energy PCL, NVDR	1,854,000	5,210,370
Jasmine International PCL, NVDR(a)	27,150,800	4,406,803
Kiatnakin Bank PCL, NVDR	2,060,000	4,489,029

3

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® EMERGING MARKETS DIVIDEND ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Land & Houses PCL, NVDR	13,901,100	$5,013,922
PTT Global Chemical PCL, NVDR	1,133,000	2,783,972
Sansiri PCL, NVDR	80,381,266	3,986,447
Siam Cement PCL (The), NVDR	185,100	2,492,480
Thai Oil PCL, NVDR	1,277,200	3,080,712

		36,404,763
TURKEY — 1.6%
Eregli Demir ve Celik Fabrikalari TAS	916,700	2,061,595
Tofas Turk Otomobil Fabrikasi AS	511,086	2,394,577
Turk Traktor ve Ziraat Makineleri AS	222,892	2,329,264

		6,785,436
UNITED ARAB EMIRATES — 2.5%
DAMAC Properties Dubai Co. PJSC	7,478,418	4,743,807
Dubai Islamic Bank PJSC	4,364,728	5,977,044

		10,720,851

TOTAL COMMON STOCKS — 95.3% (Cost: $407,071,897)		402,852,241

PREFERRED STOCKS

BRAZIL — 2.0%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,957,073	4,287,520
Cia. Paranaense de Energia, Preference Shares, NVS	741,664	4,047,253

		8,334,773
RUSSIA — 1.5%
Bashneft PJSC, Preference Shares, NVS	237,195	6,260,830

TOTAL PREFERRED STOCKS — 3.5% (Cost: $17,305,696)		14,595,603

Security	Shares	Value
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(d)(e)(f)	9,439,532	$9,442,364
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(d)(e)	2,138,362	2,138,362

		11,580,726

TOTAL SHORT-TERM INVESTMENTS — 2.7% (Cost: $11,579,091)		11,580,726

TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost: $435,956,684)		429,028,570
Other Assets, Less Liabilities — (1.5)%		(6,327,097)

NET ASSETS — 100.0%		$422,701,473

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® EMERGING MARKETS DIVIDEND ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/30/18	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,155,601	(716,069)	9,439,532	$9,442,364	$64,022	(a)	$535	$1,580
BlackRock Cash Funds: Treasury, SL Agency Shares	504,263	1,634,099	2,138,362	2,138,362	3,978		—	—

				$11,580,726	$68,000		$535	$1,580

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation (depreciation)
Long Contracts MSCI Emerging Markets E-Mini	137	09/21/18	$7,510	$149,280

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$386,413,983	$16,438,258	$—	$402,852,241
Preferred Stocks	14,595,603	—	—	14,595,603
Money Market Funds	11,580,726	—	—	11,580,726

	$412,590,312	$16,438,258	$—	$429,028,570

Derivative financial instruments(a)
Assets
Futures Contracts	$149,280	$—	$—	$149,280

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

NVDR  —  Non-Voting Depositary Receipt

NVS  —  Non-Voting Shares

5

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 28, 2018